Fair Value Measurements (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2012 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2013 Recurring Basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Recurring Basis Significant other observable inputs (Level 2) CNY
Assets measured on recurring basis
Cash equivalents				232,458	257,549	232,458	257,549
Short-term deposits	55,553	336,299	233,025	336,299	233,025	336,299	233,025
Term deposits					10,000		10,000
Available-for-sale securities				5,233	5,047	5,233	5,047